UNITED SPIRITS, INC.	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
UNITED SPIRITS, INC.
NOTE 6. UNITED SPIRITS, INC.

United Spirits, Inc. (“United”) is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic. United provides distribution services for Iconic, BiVi and Bellissima (see Note 13e) and is considered a variable interest entity (“VIE”) of Iconic. Since Iconic has been determined to be the primary beneficiary of United, we have included United’s assets, liabilities, and operations in the accompanying consolidated financial statements of Iconic. Summarized financial information of United follows:

Balance Sheets:	March 31, 2020	December 31, 2019
Cash and cash equivalents	$647,742	$130,454
Intercompany receivable from Iconic (A)	-	56,495
Right-of-use asset	42,794	54,955
Total assets	$690,536	$241,904

Accounts payable and accrued expense	$190,321	$187,658
Loans payable to officer and affiliated entity	72,692	88,077
Intercompany payable to Iconic (A)	3,200	-
Intercompany payable to Bellissima (A)	794,156	317,722
Intercompany payable to BiVi (A)	66,876	66,876
Operating lease liability	42,794	54,955
Total Liabilities	1,170,039	715,288
Noncontrolling interest in VIE	(479,503)	(473,384)
Total liabilities and stockholders’ deficiency	$690,536	$241,904

	Three months ended March 31,
Statements of operations:	2020	2019
Intercompany distribution income (A)	$3,125	$2,075

Royalty expense	-	63,750
Officers’ compensation	-	82,000
Other operating expenses – net	9,245	9,028
Total operating expenses	9,245	154,778
Net income (loss)	$(6,120)	$(152,703)

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(A) Eliminated in consolidation

United Spirits, Inc. (“United”) is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic. United provides distribution services for Iconic, BiVi and Bellissima (see Note 14d) and is considered a variable interest entity (“VIE”) of Iconic. Since Iconic has been determined to be the primary beneficiary of United, we have included United’s assets, liabilities, and operations in the accompanying consolidated financial statements of Iconic. Summarized financial information of United follows:

Balance Sheets:	December 31, 2019	December 31, 2018

Cash and cash equivalents	$130,454	$38,793
Intercompany receivable from Iconic (A)	56,495	204,461
Right-of-use asset	54,955	-
Total assets	$241,904	$243,254

Accounts payable and accrued expense	$187,658	$11,338
Loans payable to officer and affiliated entity	88,077	71,037
Intercompany payable to Bellissima (A)	317,722	335,257
Intercompany payable to BiVi (A)	66,876	56,855
Operating lease liability	54,955	-
Total Liabilities	715,288	474,487
Noncontrolling interest in VIE	(473,384)	(231,333)
Total liabilities and stockholders’ deficiency	$241,904	$243,254

	Year ended December 31,
Statements of operations:	2019	2018
Intercompany distribution income (A)	$13,418	$12,242

Royalty expense	127,500	65,000
Officers’ compensation	82,000	30,000
Other operating expenses – net	46,069	8,266
Total operating expenses	255,569	103,266
Net income (loss)	$(242,151)	$(91,024)
(A) Eliminated in consolidation